UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 1,062
Adjustments to reconcile net income / (loss) to net cash from operating activities:
Depreciation (Note 4)	2,024
Compensation cost on restricted stock awards (Note 6 (d))	158
(Increase) / Decrease in:
Accounts receivable, trade	386
Inventories	(1,610)
Prepaid expenses and other assets	(93)
Deferred charges	(658)
Increase / (Decrease) in:
Accounts payable, trade and other	64
Due to related parties (Note 3)	151
Accrued liabilities	874
Deferred revenue	16
Net cash provided by / (used in) Operating Activities	2,374
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 4)	(4,778)
Net cash used in Investing Activities	(4,778)
Cash Flows provided by Financing Activities:
Proceeds from issuance of units (comprising from common stock or prefunded warrants and warrants), issuance of common stock and warrants and exercise of warrants, net of underwriters' fees and commissions (Note 6(a))	14,678
Payments of dividends on common stockholders and Class A warrant holders (Note 6(e))	(2,658)
Payments of dividends on Series C preferred Stock (Note 6(c))	(300)
Net cash provided by Financing Activities	11,720
Net increase in cash and cash equivalents	9,316
Cash and cash equivalents at beginning of the year/period	1,673
Cash and cash equivalents at end of the period	10,989
Non-cash financing activities:
Dividends declared, not paid (Note 6(c))	$ (240)